091-18150fn

For Internal Use Only		Submit 1 Original		OMB Approval No.:
Sec File No. 91 - RECEIVED		and 9 Copies		Expires:

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2014 DEC 23 AM 8:58

SEC / TM

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 19b-4(e)

Information Required of a Self-Regulatory Organization Listing and Trading a New Derivative Securities Product Pursuant to Rule 19b-4(e) Under the Securities Exchange Act of 1934

READ ALL INSTRUCTIONS PRIOR TO COMPLETING FORM

14011368

Part I **Initial Listing Report**

1. Name of Self-Regulatory Organization Listing New Derivative Securities Product:

NYSE Arca, Inc. (trading pursuant to unlisted trading privileges)

2. Type of Issuer of New Derivative Securities Product (e.g., clearinghouse, broker-dealer, corporation, etc.):

Open-end Management Investment Company

3. Class of New Derivative Securities Product:

Investment Company Units

4. Name of Underlying Instrument:

BioShares Biotechnology Clinical Trials Index

5. If Underlying Instrument is an Index, State Whether it is Broad-Based or Narrow-Based:

Narrow

6. Ticker Symbol(s) of New Derivative Securities Product:

BBC

7. Market or Markets Upon Which Securities Comprising Underlying Instrument Trades:

NYSE, NYSE MKT, NASDAQ

8. Settlement Methodology of New Derivative Securities Product:

Regular way trades settle on T+3/Book entry only held in DTC.

9. Position Limits of New Derivative Securities Product (if applicable):

Not applicable.

Part II **Execution**

The undersigned represents that the governing body of the above-referenced Self-Regulatory Organization has duly approved, or has duly delegated its approval to the undersigned for, the listing and trading of the above-referenced new derivative securities product according to its relevant trading rules, procedures, surveillance programs and listing standards.

Name of Official Responsible for Form:

Sudhir Bhattacharyya

Title:

Vice President

Telephone Number:

(212) 656-2920

Manual Signature of Official Responsible for Form:

[signature]

December 19, 2014

Securities E[illegible] Act of 1934

Public Availability: DEC 2 4 [illegible]

SEC 2449 (1/99)

Sudhir Bhattacharyya
Vice President

NYSE

NYSE Arca, Inc.
20 Broad Street
New York, NY 10005

tel: 212.656.2920
Sudhir.Bhattacharyya@nyse.com

RECEIVED
2014 DEC 23 AM 8:57
SEC / TM

SEC
Mail Processing
Section
DEC 22 2014
Washington, DC
124

Via Overnight Mail

December 19, 2014

Ms. Gail Jackson
US Securities and Exchange Commission
Division of Trading and Markets
Station Place – Building I
100 F Street, N.E. – Room 6628
Washington, DC 20549

Re: 19b-4(e) – BioShares Biotechnology Products Fund
BioShares Biotechnology Clinical Trials Fund

Dear Ms. Jackson:

Enclosed for filing pursuant to Section 19(b) of the Securities Exchange Act of 1934 and Rule 19b-4 thereunder, please find an original and nine copies of Form 19b-4(e) with respect to the securities listed below.

BioShares Biotechnology Products Fund (BBP)
BioShares Biotechnology Clinical Trials Fund (BBC)

If you have any questions, please do not hesitate to call me at (212) 656-2920.

Sincerely,

Enclosures

Act	Securities Exchange Act of 1934
	19b-4
	19b-4(e)
Public Availability:	DEC 22 2014